Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Apr. 30, 2016		Apr. 30, 2015		Apr. 30, 2016		Apr. 30, 2015		Oct. 31, 2015	Oct. 31, 2014
Income Statement [Abstract]
Operating costs	$ 647,024		$ 34,078		$ 745,103		$ 40,852		$ 228,649	$ 28,589
Loss from operations	(647,024)		(34,078)		(745,103)		(40,852)		(228,649)	(28,589)
Other income:
Gain on reduction of deferred underwriting fee payable	1,000,000				1,000,000
Unrealized gain on marketable securities held in Trust Account	51,175				61,284				(49,804)
Interest income	18,330		27,926		28,231		27,926		34,846
Net Income (Loss)	$ 422,481		$ (6,152)		$ 344,412		$ (12,926)		$ (243,607)	$ (28,589)
Weighted average shares outstanding, basic and diluted	4,733,106	[1]	4,430,501	[1]	4,728,248	[1]	3,916,932	[1]	4,316,202	3,416,667
Basic and diluted net income (loss) per common share	$ 0.09		$ 0.00		$ 0.07		$ 0.00		$ (0.06)	$ (0.01)

[1]	Excludes an aggregate of up to 9,036,193 and 9,031,557 shares subject to redemption at April 30, 2016 and 2015, respectively.